Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Global Business Group				Global Markets Business Group	Other	Total
				Other than MUAH /Krungsri	MUAH	Krungsri	Total
	(in billions)
Six months ended September 30, 2014:
Net revenue:	¥630.5	¥455.8	¥81.3	¥274.7	¥184.9	¥98.9	¥558.5	¥343.6	¥3.9	¥2,073.6
BTMU and MUTB:	288.2	397.2	34.1	222.9	—	—	222.9	271.3	41.8	1,255.5
Net interest income	191.3	172.5	—	113.5	—	—	113.5	132.4	95.0	704.7
Net fees	90.2	181.6	34.1	87.0	—	—	87.0	(15.7)	(42.9)	334.3
Other	6.7	43.1	—	22.4	—	—	22.4	154.6	(10.3)	216.5
Other than BTMU and MUTB(1)	342.3	58.6	47.2	51.8	184.9	98.9	335.6	72.3	(37.9)	818.1
Operating expenses	475.7	223.8	49.4	179.6	126.8	51.6	358.0	98.7	87.7	1,293.3

Operating profit (loss)	¥154.8	¥232.0	¥31.9	¥95.1	¥58.1	¥47.3	¥200.5	¥244.9	¥(83.8)	¥780.3

Six months ended September 30, 2015:
Net revenue:	¥646.6	¥444.4	¥87.9	¥295.9	¥218.3	¥138.0	¥652.2	¥330.9	¥14.1	¥2,176.1
BTMU and MUTB:	274.4	378.3	37.5	227.3	—	—	227.3	237.1	77.2	1,231.8
Net interest income	177.8	162.0	—	109.7	—	—	109.7	129.0	124.6	703.1
Net fees	92.5	178.4	37.5	88.2	—	—	88.2	(13.2)	(44.0)	339.4
Other	4.1	37.9	—	29.4	—	—	29.4	121.3	(3.4)	189.3
Other than BTMU and MUTB(1)	372.2	66.1	50.4	68.6	218.3	138.0	424.9	93.8	(63.1)	944.3
Operating expenses	488.9	223.4	50.9	190.5	158.1	68.5	417.1	106.5	75.9	1,362.7

Operating profit (loss)	¥157.7	¥221.0	¥37.0	¥105.4	¥60.2	¥69.5	¥235.1	¥224.4	¥(61.8)	¥813.4

Notes:

(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.
(2)	In January 2015, the MUFG Group integrated the former BTMU Bangkok branch with Krungsri. In the above table, the net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the six months ended September 30, 2014 are included in the Global Business Group, but not in Krungsri. The net revenue, operating expenses and operating profit of the former BTMU Bangkok branch for the six months ended September 30, 2014 were ¥13.6 billion, ¥4.3 billion and ¥9.3 billion, respectively.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2014	2015
	(in billions)
Operating profit	¥780	¥813
Credit for credit losses	68	7
Foreign exchange gains (losses)—net	(46)	14
Trading account profits (losses)—net	325	(401)
Equity investment securities gains—net	15	44
Debt investment securities losses—net	(39)	(18)
Equity in earnings of equity method investees—net	122	114
Other—net	49	(63)

Income before income tax expense	¥1,274	¥510